First Trust NASDAQ Technology Dividend Index Fund Shareholder Fees	Sep. 30, 2025
First Trust NASDAQ Technology Dividend Index Fund | First Trust NASDAQ Technology Dividend Index Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%